UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490
                                                      -------

                          Oppenheimer Equity Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

June 30, 2008

--------------------------------------------------------------------------------
                                                              Management
Oppenheimer                                                  Commentaries
Equity Fund, Inc.                                                 and
                                                              Semiannual
                                                                Report

--------------------------------------------------------------------------------

        MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

        SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK INDUSTRIES

Oil, Gas & Consumable Fuels                                      10.5%
Capital Markets                                                   9.8
Chemicals                                                         7.1
Semiconductors & Semiconductor Equipment                          4.9
Pharmaceuticals                                                   4.8
Communications Equipment                                          4.5
Media                                                             4.5
Electric Utilities                                                3.6
Energy Equipment & Services                                       2.9
Industrial Conglomerates                                          2.8

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS

Goldman Sachs Group, Inc.  (The)                                  3.1%
Devon Energy Corp.                                                2.7
Exxon Mobil Corp.                                                 2.6
Credit Suisse Group AG, ADR                                       2.4
Coca-Cola Co. (The)                                               2.3
Abbott Laboratories                                               2.2
Siemens AG, Sponsored ADR                                         2.2
Lam Research Corp.                                                2.0
Google, Inc., Cl. A                                               1.9
Monsanto Co.                                                      1.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on net assets. For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

                       9 | OPPENHEIMER EQUITY FUND, INC.

TOP HOLDINGS AND ALLOCATIONS

SECTOR ALLOCATION

[PIE CHART]

Information Technology                        19.8%
Financials                                    15.9
Energy                                        13.7
Health Care                                   11.6
Industrials                                    9.1
Materials                                      7.8
Consumer Discretionary                         7.2
Consumer Staples                               7.0
Telecommunication Services                     4.2
Utilities                                      3.7

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of common stocks.

                       10 | OPPENHEIMER EQUITY FUND, INC.

NOTES

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                       11 | OPPENHEIMER EQUITY FUND, INC.

NOTES

     CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                       12 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                       13 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES Continued

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING          ENDING         EXPENSES
                                    ACCOUNT          ACCOUNT       PAID DURING
                                     VALUE            VALUE       6 MONTHS ENDED
                                JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
                                ---------------   -------------   --------------
ACTUAL
Class A                          $   1,000.00      $   901.20        $  4.36
Class B                              1,000.00          897.80           8.39
Class C                              1,000.00          896.90           8.53
Class N                              1,000.00          899.30           6.25
Class Y                              1,000.00          902.20           3.55

HYPOTHETICAL
(5% return before expenses)
Class A                              1,000.00        1,020.29           4.63
Class B                              1,000.00        1,016.06           8.91
Class C                              1,000.00        1,015.91           9.06
Class N                              1,000.00        1,018.30           6.65
Class Y                              1,000.00        1,021.13           3.78

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS        EXPENSE RATIOS
--------     --------------
Class A         0.92%
Class B         1.77
Class C         1.80
Class N         1.32
Class Y         0.75

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                       14 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                       SHARES           VALUE
                                                    ------------    ------------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--7.0%
HOTELS, RESTAURANTS & LEISURE--1.1%
Burger King Holdings, Inc.                               298,600    $  7,999,494
Las Vegas Sands Corp. (1)                                439,900      20,868,856
                                                                   -------------
                                                                      28,868,350
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc. (1)                                      73,600       5,397,088
MEDIA--4.5%
Cinemark Holdings, Inc.                                1,044,900      13,646,394
Focus Media Holding Ltd., ADR (1)                        559,100      15,498,252
Liberty Global, Inc., Series A (1)                       412,400      12,961,732
Liberty Global, Inc., Series C (1)                     1,369,053      41,564,449
McGraw-Hill Cos., Inc. (The)                             227,400       9,123,288
News Corp., Inc., Cl. A                                1,345,500      20,236,320
XM Satellite Radio Holdings, Inc., Cl. A (1)             839,000       6,577,760
                                                                   -------------
                                                                     119,608,195
SPECIALTY RETAIL--0.5%
Abercrombie & Fitch Co., Cl. A                           206,200      12,924,616
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Polo Ralph Lauren Corp., Cl. A                           317,000      19,901,260
CONSUMER STAPLES--6.9%
BEVERAGES--2.6%
Coca-Cola Co. (The)                                    1,203,000      62,531,940
Dr. Pepper Snapple Group, Inc. (1)                       291,296       6,111,390
                                                                   -------------
                                                                      68,643,330
FOOD & STAPLES RETAILING--1.0%
Costco Wholesale Corp.                                   278,750      19,551,525
Sysco Corp.                                              246,200       6,772,962
                                                                   -------------
                                                                      26,324,487
FOOD PRODUCTS--1.8%
Cadbury plc                                            1,618,112      20,304,055
Nestle SA                                                605,350      27,353,488
                                                                   -------------
                                                                      47,657,543
TOBACCO--1.5%
Philip Morris
International, Inc.                                      825,708      40,781,718
ENERGY--13.4%
ENERGY EQUIPMENT & SERVICES--2.9%
Halliburton Co.                                          228,898      12,147,617
Schlumberger Ltd.                                        296,150      31,815,395
Smith International, Inc.                                160,860      13,373,900
Transocean, Inc.                                          79,700      12,145,483
Weatherford International Ltd. (1)                       171,100       8,484,849
                                                                   -------------
                                                                      77,967,244
OIL, GAS & CONSUMABLE FUELS--10.5%
Devon Energy Corp.                                       588,953      70,768,592
Exxon Mobil Corp.                                        792,550      69,847,432
Murphy Oil Corp.                                         332,527      32,604,272
Occidental Petroleum Corp.                               402,800      36,195,608
Range Resources Corp.                                    302,850      19,848,789
Southwestern Energy Co. (1)                              155,300       7,393,833
Suncor Energy, Inc.                                      265,000      15,401,800
XTO Energy, Inc.                                         408,475      27,984,622
                                                                   -------------
                                                                     280,044,948
FINANCIALS--15.6%
CAPITAL MARKETS--9.8%
Charles Schwab Corp.  (The)                              422,500       8,678,150
Credit Suisse Group AG                                   353,007      16,017,299
Credit Suisse Group AG, ADR                            1,391,160      63,033,460
Fortress Investment Group LLC, Cl. A                     406,764       5,011,332
Goldman Sachs Group, Inc. (The)                          470,870      82,355,163
Julius Baer Holding AG                                   565,897      37,875,811
Morgan Stanley                                           208,100       7,506,167

                      F1 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                       SHARES          VALUE
                                                    ------------    ------------
CAPITAL MARKETS Continued
Och-Ziff Capital Management Group, Cl. A                 383,750    $  7,295,088
T. Rowe Price Group, Inc.                                146,100       8,250,267
UBS AG (1)                                             1,225,993      25,329,015
                                                                    ------------
                                                                     261,351,752
CONSUMER FINANCE--0.7%
American Express Co.                                     513,100      19,328,477
DIVERSIFIED FINANCIAL SERVICES--2.3%
Bolsa de Mercadorias e Futuros                           958,000       8,252,748
Citigroup, Inc.                                        1,299,110      21,773,084
CME Group, Inc.                                           32,100      12,300,399
IntercontinentalExchange, Inc. (1)                        81,800       9,325,200
MSCI, Inc., Cl. A (1)                                    224,710       8,154,726
                                                                    ------------
                                                                      59,806,157
INSURANCE--2.4%
Everest Re Group Ltd.                                    460,556      36,710,919
National Financial Partners Corp.                        799,420      15,844,504
Prudential Financial, Inc.                               210,200      12,557,348
                                                                    ------------
                                                                      65,112,771
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Jones Lang LaSalle, Inc.                                 153,800       9,257,222
HEALTH CARE--11.4%
BIOTECHNOLOGY--1.4%
Celgene Corp. (1)                                        263,889      16,854,590
Gilead Sciences, Inc. (1)                                402,110      21,291,725
                                                                    ------------
                                                                      38,146,315
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Bard (C.R.), Inc.                                        112,100       9,859,195
Baxter International, Inc.                               286,900      18,344,386
Dentsply International, Inc.                             177,200       6,520,960
Stryker Corp.                                            109,000       6,853,920
                                                                    ------------
                                                                      41,578,461
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc.                                              392,080      15,891,002
Express Scripts, Inc. (1)                                332,700      20,866,944
Schein (Henry), Inc. (1)                                 221,300      11,412,441
WellPoint, Inc. (1)                                      268,470      12,795,280
                                                                    ------------
                                                                      60,965,667
LIFE SCIENCES TOOLS & SERVICES--1.3%
Covance, Inc. (1)                                        132,000      11,354,640
Thermo Fisher Scientific, Inc. (1)                       393,900      21,952,047
                                                                    ------------
                                                                      33,306,687
PHARMACEUTICALS--4.8%
Abbott Laboratories                                    1,096,780      58,096,437
Allergan, Inc.                                           227,600      11,846,580
Roche Holding AG                                         137,997      24,762,298
Schering-Plough Corp.                                    831,260      16,367,509
Shire Ltd.                                               665,038      10,908,451
Teva Pharmaceutical Industries Ltd., Sponsored ADR       153,100       7,011,980
                                                                    ------------
                                                                     128,993,255
INDUSTRIALS--8.9%
AEROSPACE & DEFENSE--2.6%
General Dynamics Corp.                                   214,400      18,052,480
Lockheed Martin Corp.                                    203,800      20,106,908
Precision Castparts Corp.                                143,100      13,790,547
United Technologies Corp.                                299,800      18,497,660
                                                                    ------------
                                                                      70,447,595
ELECTRICAL EQUIPMENT--0.9%
ABB Ltd. (1)                                             817,151      23,062,363
INDUSTRIAL CONGLOMERATES--2.8%
McDermott International, Inc. (1)                        271,400      16,796,946

                      F2 | OPPENHEIMER EQUITY FUND, INC.

                                                       SHARES          VALUE
                                                    ------------    ------------
INDUSTRIAL CONGLOMERATES Continued
Siemens AG, Sponsored ADR                                525,590    $ 57,883,227
                                                                    ------------
                                                                      74,680,173
MACHINERY--2.2%
Deere & Co.                                              162,726      11,737,426
Navistar International Corp. (1)                         705,830      46,457,731
                                                                    ------------
                                                                      58,195,157
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aircastle Ltd.                                         1,223,630      10,290,728
INFORMATION TECHNOLOGY--19.4%
COMMUNICATIONS EQUIPMENT--4.5%
Cisco Systems, Inc. (1)                                1,591,173      37,010,684
Corning, Inc.                                            493,800      11,382,090
F5 Networks, Inc. (1)                                    350,700       9,966,894
QUALCOMM, Inc.                                           625,000      27,731,250
Research in Motion Ltd. (1)                              294,100      34,380,290
                                                                    ------------
                                                                     120,471,208
COMPUTERS & PERIPHERALS--2.0%
Apple, Inc. (1)                                          242,700      40,637,688
EMC Corp. (1)                                            142,200       2,088,918
NetApp, Inc. (1)                                         512,560      11,102,050
                                                                    ------------
                                                                      53,828,656
INTERNET SOFTWARE & SERVICES--2.6%
eBay, Inc. (1)                                           632,900      17,297,157
Google, Inc., Cl. A (1)                                   98,500      51,852,370
                                                                    ------------
                                                                      69,149,527
IT SERVICES--2.7%
Affiliated Computer
Services, Inc., Cl. A (1)                                371,320      19,861,907
Cognizant Technology Solutions Corp. (1)                 592,000      19,245,920
MasterCard, Inc., Cl. A                                   75,200      19,967,104
Visa, Inc., Cl. A (1)                                    168,160      13,673,090
                                                                    ------------
                                                                      72,748,021
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
ASML Holding NV                                          501,288      12,231,427
Broadcom Corp., Cl. A (1)                                542,784      14,812,575
Lam Research Corp. (1)                                 1,492,322      53,947,440
Microchip Technology, Inc.                               352,200      10,756,188
NVIDIA Corp. (1)                                         377,900       7,074,288
Varian Semiconductor Equipment Associates, Inc. (1)      927,189      32,284,721
                                                                    ------------
                                                                     131,106,639
SOFTWARE--2.7%
Adobe Systems, Inc. (1)                                  526,254      20,729,145
Autodesk, Inc. (1)                                       474,289      16,035,711
Microsoft Corp.                                          597,000      16,423,470
Oracle Corp. (1)                                         451,500       9,481,500
Salesforce.com, Inc. (1)                                 120,100       8,194,423
                                                                    ------------
                                                                      70,864,249
MATERIALS--7.7%
CHEMICALS--7.1%
Eastman Chemical Co.                                     548,690      37,782,793
FMC Corp.                                                184,490      14,286,906
Lubrizol Corp. (The)                                     825,780      38,258,387
Monsanto Co.                                             400,495      50,638,588
Mosaic Co. (The) (1)                                      39,800       5,759,060
Potash Corp. of Saskatchewan, Inc.                        61,700      14,102,769
Praxair, Inc.                                            286,500      26,999,760
                                                                    ------------
                                                                     187,828,263
METALS & MINING--0.6%
Carpenter Technology Corp.                               277,378      12,107,550
Teck Cominco Ltd., Cl. B                                  87,480       4,194,666
                                                                    ------------
                                                                      16,302,216
TELECOMMUNICATION SERVICES--4.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.                                             1,282,200      43,197,318

                      F3 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                      SHARES          VALUE
                                                   ------------   --------------
WIRELESS TELECOMMUNICATION SERVICES--2.5%
America Movil SAB de CV, ADR, Series L                  337,250   $   17,789,938
Crown Castle International Corp. (1)                    543,600       21,053,628
NII Holdings, Inc. (1)                                  368,900       17,519,061
Sprint Nextel Corp.                                   1,089,954       10,354,563
                                                                  --------------
                                                                      66,717,190
UTILITIES--3.6%
ELECTRIC UTILITIES--3.6%
Exelon Corp.                                            537,385       48,343,155
FirstEnergy Corp.                                       593,706       48,879,815
                                                                  --------------
                                                                      97,222,970
                                                                  --------------
Total Common Stocks
(Cost $2,400,726,813)                                              2,612,077,816

INVESTMENT COMPANY--2.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 2.69% (2,3)
(Cost $59,220,544)                                   59,220,544       59,220,544

TOTAL INVESTMENTS, AT VALUE
(COST $2,459,947,357)                                     100.2%   2,671,298,360
LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.2)      (4,931,869)
                                                     ----------   --------------
NET ASSETS                                                100.0%  $2,666,366,491
                                                     ==========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES             GROSS           GROSS           SHARES
                                      DECEMBER 31, 2007     ADDITIONS      REDUCTIONS     JUNE 30, 2008
                                      -----------------    -----------    ------------    -------------
Oppenheimer Institutional Money
Market Fund, Cl. E                       57,317,158        417,748,551     415,845,165      59,220,544

                                                                               DIVIDEND
                                                                VALUE           INCOME
                                                             -----------     -----------
Oppenheimer Institutional Money
Market Fund, Cl. E                                           $59,220,544     $ 1,176,982

3. Rate shown is the 7-day yield as of June 30, 2008.

                      F4 | OPPENHEIMER EQUITY FUND, INC.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                             INVESTMENTS IN    OTHER FINANCIAL
                                                               SECURITIES        INSTRUMENTS*
                                                             --------------    ---------------
Level 1--Quoted Prices                                       $2,549,276,534    $            --
Level 2--Other Significant Observable Inputs                    122,021,826                 --
Level 3--Significant Unobservable Inputs                                 --                 --
                                                             --------------    ---------------
Total                                                        $2,671,298,360    $            --
                                                             ==============    ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F5 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2008

ASSETS
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,400,726,813)                                      $ 2,612,077,816
Affiliated companies (cost $59,220,544)                                                59,220,544
                                                                                  ---------------
                                                                                    2,671,298,360
Cash                                                                                    1,474,128
Receivables and other assets:
Investments sold                                                                       20,220,686
Dividends                                                                               3,786,590
Shares of capital stock sold                                                            1,143,200
Other                                                                                     147,790
                                                                                  ---------------
Total assets                                                                        2,698,070,754

LIABILITIES
Payables and other liabilities:
Investments purchased                                                                  20,988,160
Shares of capital stock redeemed                                                        8,630,258
Distribution and service plan fees                                                      1,499,962
Transfer and shareholder servicing agent fees                                             342,137
Shareholder communications                                                                167,640
Directors' compensation                                                                    43,615
Other                                                                                      32,491
                                                                                  ---------------
Total liabilities                                                                      31,704,263
                                                                                  ---------------
NET ASSETS                                                                        $ 2,666,366,491
                                                                                  ===============
COMPOSITION OF NET ASSETS
Par value of shares of capital stock                                              $    28,802,516
Additional paid-in capital                                                          2,580,142,603
Accumulated net investment income                                                      10,383,815
Accumulated net realized loss on investments and foreign currency  transactions      (164,315,484)
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                         211,353,041
                                                                                  ---------------
NET ASSETS                                                                        $ 2,666,366,491
                                                                                  ===============

                      F6 | OPPENHEIMER EQUITY FUND, INC.

NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,323,693,438 and 249,520,455 shares of capital stock outstanding)             $   9.31
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                              $   9.88

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$110,358,952 and 12,681,161 shares of capital stock outstanding)                $   8.70

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$100,488,994 and 11,545,319 shares of capital stock outstanding)                $   8.70

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$55,306,472 and 6,070,523 shares of capital stock outstanding)                  $   9.11

Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $76,518,635 and 8,207,700 shares of capital stock outstanding)   $   9.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F7 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2008

INVESTMENT INCOME
Dividends:
Unaffiliated companies (net of foreign
withholding taxes of $1,112,874)                  $ 22,308,986
Affiliated companies                                 1,176,982
Interest                                                38,955
                                                  ------------
Total investment income                             23,524,923

EXPENSES
Management fees                                      7,378,180
Distribution and service plan fees:
Class A                                              2,922,765
Class B                                                602,407
Class C                                                517,989
Class N                                                138,464
Transfer and shareholder servicing agent fees:
Class A                                              1,564,846
Class B                                                105,607
Class C                                                126,197
Class N                                                 75,800
Class Y                                                 83,265
Shareholder communications:
Class A                                                187,623
Class B                                                 31,360
Class C                                                 10,825
Class N                                                  2,259
Class Y                                                    877
Directors' compensation                                 29,210
Custodian fees and expenses                             13,090
Administration service fees                                750
Other                                                  133,473
                                                  ------------
Total expenses                                      13,924,987
Less reduction to custodian expenses                    (8,287)
Less waivers and reimbursements of expenses            (35,832)
                                                  ------------
Net expenses                                        13,880,868
NET INVESTMENT INCOME                                9,644,055

                      F8 | OPPENHEIMER EQUITY FUND, INC.

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments from unaffiliated companies                            $(104,210,862)
Foreign currency transactions                                          5,784,438
                                                                   -------------
Net realized loss                                                    (98,426,424)
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (221,024,019)
Translation of assets and liabilities denominated in foreign
currencies                                                             5,890,254
                                                                   -------------
Net change in unrealized appreciation                               (215,133,765)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(303,916,134)
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F9 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SIX MONTHS            YEAR
                                                                                                    ENDED              ENDED
                                                                                                JUNE 30, 2008      DECEMBER 31,
                                                                                                 (UNAUDITED)           2007
                                                                                               --------------     ---------------
OPERATIONS
Net investment income                                                                          $     9,644,055    $    12,054,555
Net realized gain (loss)                                                                           (98,426,424)       311,509,869
Net change in unrealized appreciation                                                             (215,133,765)       (39,792,657)
                                                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                                   (303,916,134)       283,771,767

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                     --        (11,774,436)
Class B                                                                                                     --                 --
Class C                                                                                                     --                 --
Class N                                                                                                     --           (100,783)
Class Y                                                                                                     --           (381,681)
                                                                                               ---------------    ---------------
                                                                                                            --        (12,256,900)
Distributions from net realized gain:
Class A                                                                                                     --       (366,198,237)
Class B                                                                                                     --        (20,421,120)
Class C                                                                                                     --        (15,778,308)
Class N                                                                                                     --         (7,337,374)
Class Y                                                                                                     --         (9,241,721)
                                                                                               ---------------    ---------------
                                                                                                            --       (418,976,760)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                           (111,297,482)       417,114,252
Class B                                                                                            (18,776,430)       (11,383,810)
Class C                                                                                               (384,510)        37,579,601
Class N                                                                                              5,786,225         28,239,046
Class Y                                                                                               (535,446)        29,085,963
                                                                                               ---------------    ---------------
                                                                                                  (125,207,643)       500,635,052
NET ASSETS
Total increase (decrease)                                                                         (429,123,777)       353,173,159
Beginning of period                                                                              3,095,490,268      2,742,317,109
                                                                                               ---------------    ---------------
End of period (including accumulated net investment income of $10,383,815 and
$739,760, respectively)                                                                        $ 2,666,366,491    $ 3,095,490,268
                                                                                               ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F10 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS


                           SIX MONTHS
                             ENDED
                         JUNE 30, 2008                                     YEAR ENDED DECEMBER 31,
CLASS A                   (UNAUDITED)              2007               2006             2005           2004           2003
----------------------   --------------         ----------         ----------       ----------     ----------     ----------
PER SHARE OPERATING
DATA
Net asset value,
beginning of period      $        10.33         $    10.81         $    10.51       $    10.84     $    10.77     $     8.53
Income (loss) from
investment operations:
Net investment income               .04 (1)            .06 (1)            .04 (1)          .04 (1)        .07 (1)        .02
Net realized and
unrealized gain (loss)            (1.06)              1.12               1.05              .86           1.07           2.22
                         --------------         ----------         ----------       ----------     ----------     ----------
Total from investment
operations                        (1.02)              1.18               1.09              .90           1.14           2.24
                         --------------         ----------         ----------       ----------     ----------     ----------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                    --               (.05)              (.03)            (.04)          (.07)            --
Distributions from net
realized gain                        --              (1.61)              (.76)           (1.19)         (1.00)            --
                         --------------         ----------         ----------       ----------     ----------     ----------
Total dividends and/or
distributions to
shareholders                         --              (1.66)              (.79)           (1.23)         (1.07)            --
                         --------------         ----------         ----------       ----------     ----------     ----------
Net asset value, end of
period                   $         9.31         $    10.33         $    10.81       $    10.51     $    10.84     $    10.77
                         ==============         ==========         ==========       ==========     ==========     ==========
TOTAL RETURN, AT NET
ASSET VALUE (2)                   (9.88)%            10.73%             10.34%            8.16%         10.73% (3)     26.26%

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
period (in thousands)    $    2,323,693         $2,699,449         $2,408,295       $2,297,161     $2,270,477     $2,283,036
Average net assets (in
thousands)               $    2,454,793         $2,631,437         $2,328,304       $2,238,135     $2,248,969     $2,035,816
Ratios to average net
assets: (4)
Net investment income              0.76%              0.48%              0.34%            0.38%          0.61%          0.19%
Total expenses                     0.92% (5,6,7)      0.86% (5,6,7)      0.88% (5,6)      0.89% (7)      0.89% (7)      0.90% (7,8)
Portfolio turnover rate              50%               132%                85%              75%            91%           108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2008           0.92%
Year Ended December 31, 2007             0.86%
Year Ended December 31, 2006             0.88%

6. Waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F11 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS Continued

                           SIX MONTHS
                             ENDED
                          JUNE 30, 2008                                   YEAR ENDED DECEMBER 31,
CLASS B                    (UNAUDITED)             2007              2006            2005          2004             2003
---------------------     -------------          --------          --------        --------      ---------        --------
PER SHARE OPERATING
DATA
Net asset value,
beginning of period       $        9.69          $  10.28          $  10.09        $  10.51      $   10.51        $   8.39
Income (loss) from
investment operations:
Net investment income
(loss)                               -- (1,2)        (.04) (2)         (.05) (2)       (.05) (2)      (.04) (2)       (.08)
Net realized and
unrealized gain (loss)             (.99)             1.06              1.00             .82           1.04            2.20
                          -------------          --------          --------        --------      ---------        --------
Total from investment
operations                         (.99)             1.02               .95             .77           1.00            2.12
                          -------------          --------          --------        --------      ---------        --------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                    --                --                --              --             --              --
Distributions from net
realized gain                        --             (1.61)             (.76)          (1.19)         (1.00)             --
                          -------------          --------          --------        --------      ---------        --------
Total dividends and/or
distributions to
shareholders                         --             (1.61)             (.76)          (1.19)         (1.00)             --
                          -------------          --------          --------        --------      ---------        --------
Net asset value, end of
period                    $        8.70          $   9.69          $  10.28        $  10.09      $   10.51        $  10.51
                          =============          ========          ========        ========      =========        ========
TOTAL RETURN, AT NET
ASSET VALUE (3)                  (10.22)%            9.70%             9.37%           7.16%          9.70% (4)      25.27%

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
period (in thousands)     $     110,359          $143,008          $160,314        $206,957      $ 263,376        $327,809
Average net assets
(in thousands)            $     120,965          $153,405          $180,523        $224,966      $ 283,662        $315,065
Ratios to average net
assets: (5)
Net investment loss               (0.09)%           (0.39)%           (0.53)%         (0.52)%        (0.35)%         (0.73)%
Total expenses                     1.77% (6,7,8)     1.73% (6,7,8)     1.77% (6,7)     1.79% (8)      1.81% (8,9)     1.83% (8,9)
Portfolio turnover rate              50%              132%               85%             75%            91%            108%

1. Less than $0.005 per share.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. 0.11% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 9.59%.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:


Six Months Ended June 30, 2008        1.77%
Year Ended December 31, 2007          1.73%
Year Ended December 31, 2006          1.77%

7. Waiver or reimbursement of indirect management fees less than 0.005%.

8. Reduction to custodian expenses less than 0.005%.

9. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F12 | OPPENHEIMER EQUITY FUND, INC.

                           SIX MONTHS
                             ENDED
                          JUNE 30, 2008                                YEAR ENDED DECEMBER 31,
CLASS C                    (UNAUDITED)             2007             2006           2005         2004         2003
----------------------    -------------          --------          -------        -------      -------      -------
PER SHARE OPERATING
DATA
Net asset value,
beginning of period       $        9.70          $  10.28          $ 10.09        $ 10.51      $ 10.51      $  8.40
Income (loss) from
investment operations:
Net investment loss                (.01) (1)         (.05) (1)        (.06) (1)      (.05) (1)    (.03) (1)    (.07)
Net realized and
unrealized gain (loss)             (.99)             1.08             1.01            .82         1.03         2.18
                          -------------          --------          -------        -------      -------      -------
Total from investment
operations                        (1.00)             1.03              .95            .77         1.00         2.11
                          -------------          --------          -------        -------      -------      -------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                    --                --               --             --           --           --
Distributions from net
realized gain                        --             (1.61)            (.76)         (1.19)       (1.00)          --
                          -------------          --------          -------        -------      -------      -------
Total dividends and/or
distributions to
shareholders                         --             (1.61)            (.76)         (1.19)       (1.00)          --
                          -------------          --------          -------        -------      -------      -------
Net asset value, end of
period                    $        8.70          $   9.70          $ 10.28        $ 10.09      $ 10.51      $ 10.51
                          =============          ========          =======        =======      =======      =======
TOTAL RETURN, AT NET
ASSET VALUE (2)                  (10.31)%            9.82%            9.36%          7.16%        9.70% (3)   25.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period (in thousands)     $     100,489          $112,493          $82,674        $76,679      $77,438      $75,620
Average net assets
(in thousands)            $     104,355          $ 99,630          $78,978        $75,144      $74,618      $66,739
Ratios to average net
assets: (4)
Net investment loss               (0.12)%           (0.41)%          (0.56)%        (0.52)%      (0.31)%      (0.74)%
Total expenses                     1.80% (5,6,7)     1.75% (5,6,7)    1.78% (5,6)    1.79% (7)    1.80% (7)    1.84% (7,8)
Portfolio turnover rate              50%              132%              85%            75%          91%         108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2008        1.80%
Year Ended December 31, 2007          1.75%
Year Ended December 31, 2006          1.78%

6. Waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F13 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS Continued

                           SIX MONTHS
                             ENDED
                          JUNE 30, 2008                                YEAR ENDED DECEMBER 31,
CLASS N                    (UNAUDITED)             2007             2006           2005         2004          2003
------------------------  -------------          --------          -------        -------      -------      -------
PER SHARE OPERATING DATA
Net asset value,
beginning of period       $       10.13          $  10.64          $ 10.38        $ 10.73      $ 10.68      $  8.48
Income (loss) from
investment operations:
Net investment income
(loss)                              .02 (1)           .01 (1)         (.01) (1)        -- (1,2)    .02 (1)       -- (2)
Net realized and
unrealized gain (loss)            (1.04)             1.11             1.03            .85         1.05         2.20
                          -------------          --------          -------        -------      -------      -------
Total from investment
operations                        (1.02)             1.12             1.02            .85         1.07         2.20
                          -------------          --------          -------        -------      -------      -------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                    --              (.02)              -- (2)       (.01)        (.02)          --
Distributions from net
realized gain                        --             (1.61)            (.76)         (1.19)       (1.00)          --
                          -------------          --------          -------        -------      -------      -------
Total dividends and/or
distributions to
shareholders                         --             (1.63)            (.76)         (1.20)       (1.02)          --
                          -------------          --------          -------        -------      -------      -------
Net asset value, end of
period                    $        9.11          $  10.13          $ 10.64        $ 10.38      $ 10.73      $ 10.68
                          =============          ========          =======        =======      =======      =======
TOTAL RETURN, AT NET
ASSET VALUE (3)                  (10.07)%           10.34%            9.81%          7.72%       10.19% (4)   25.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period (in thousands)     $      55,306          $ 55,175          $31,348        $18,814      $15,347      $13,145
Average net assets
(in thousands)            $      55,688          $ 41,323          $24,317        $16,262      $14,488      $ 9,062
Ratios to average net
assets: (5)
Net investment income
(loss)                             0.36%             0.06%           (0.12)%        (0.02)%       0.16%       (0.20)%
Total expenses                     1.32% (6,7,8)     1.28% (6,7,8)    1.30% (6,7)    1.29% (8)    1.35% (8)    1.33% (8,9)
Portfolio turnover rate              50%              132%              85%            75%          91%         108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.09%.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2008          1.32%
Year Ended December 31, 2007            1.28%
Year Ended December 31, 2006            1.30%

7. Waiver or reimbursement of indirect management fees less than 0.005%.

8. Reduction to custodian expenses less than 0.005%.

9. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F14 | OPPENHEIMER EQUITY FUND, INC.


                           SIX MONTHS
                              ENDED
                          JUNE 30, 2008                                YEAR ENDED DECEMBER 31,
CLASS Y                    (UNAUDITED)             2007             2006           2005         2004         2003
------------------------  -------------          --------          -------        -------      -------      -------
PER SHARE OPERATING DATA
Net asset value,
beginning of
period                    $       10.33          $  10.81          $ 10.51        $ 10.85      $ 10.78      $  8.52
Income (loss) from
investment operations:
Net investment income               .04 (1)           .07 (1)          .05 (1)        .06 (1)      .08 (1)      .03
Net realized and
unrealized gain (loss)            (1.05)             1.13             1.06            .85         1.07         2.23
                          -------------          --------          -------        -------      -------      -------
Total from investment
operations                        (1.01)             1.20             1.11            .91         1.15         2.26
                          -------------          --------          -------        -------      -------      -------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                    --              (.07)            (.05)          (.06)        (.08)          --
Distributions from net
realized gain                        --             (1.61)            (.76)         (1.19)       (1.00)          --
                          -------------          --------          -------        -------      -------      -------
Total dividends and/or
distributions to
shareholders                         --             (1.68)            (.81)         (1.25)       (1.08)          --
                          -------------          --------          -------        -------      -------      -------
Net asset value, end of
period                    $        9.32          $  10.33          $ 10.81        $ 10.51      $ 10.85      $ 10.78
                          =============          ========          =======        =======      =======      =======
TOTAL RETURN, AT NET
ASSET VALUE (2)                   (9.78)%           10.87%           10.50%          8.20%       10.87% (3)   26.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period (in thousands)     $      76,519          $ 85,365          $59,686        $58,922      $57,103      $56,098
Average net assets
(in thousands)            $      79,445          $ 65,220          $57,855        $54,643      $54,905      $48,017
Ratios to average net
assets: (4)
Net investment income              0.94%             0.61%            0.48%          0.51%        0.74%        0.27%
Total expenses                     0.75% (5,6,7)     0.72% (5,6,7)    0.73% (5,6)    0.75% (7)    0.76% (7)    0.84% (7,8)
Portfolio turnover rate              50%              132%              85%            75%          91%         108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.77%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:


Six Months Ended June 30, 2008         0.75%
Year Ended December 31, 2007           0.72%
Year Ended December 31, 2006           0.73%

6. Waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F15 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

                      F16 | OPPENHEIMER EQUITY FUND, INC.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

                      F17 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal

                      F18 | OPPENHEIMER EQUITY FUND, INC.

income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $54,255,909, post-October foreign currency losses of $24,900 and straddle losses of $6,282,597.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $158,989,830 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities    $ 2,501,335,611
                                  ===============

Gross unrealized appreciation     $   408,226,055
Gross unrealized depreciation        (238,263,306)
                                  ---------------
Net unrealized appreciation       $   169,962,749
                                  ===============

DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities

                      F19 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                      F20 | OPPENHEIMER EQUITY FUND, INC.

2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                               SIX MONTHS ENDED JUNE 30, 2008      YEAR ENDED DECEMBER 31, 2007
                                  SHARES            AMOUNT           SHARES            AMOUNT
                               -----------      -------------     -----------      --------------
CLASS A
Sold                            13,981,993      $ 133,991,952      41,280,536      $  488,942,598
Dividends and/or
distributions reinvested                --                 --      33,555,562         351,326,807
Redeemed                       (25,761,543)      (245,289,434)    (36,299,615)       (423,155,153)
                               -----------      -------------     -----------      --------------
Net increase (decrease)        (11,779,550)     $(111,297,482)     38,536,483      $  417,114,252
                               ===========      =============     ===========      ==============
CLASS B
Sold                             1,004,126      $   9,027,369       3,072,552      $   34,313,168
Dividends and/or
distributions reinvested                --                 --       2,007,558          19,734,288
Redeemed                        (3,074,101)       (27,803,799)     (5,925,609)        (65,431,266)
                               -----------      -------------     -----------      --------------
Net decrease                    (2,069,975)     $ (18,776,430)       (845,499)     $  (11,383,810)
                               ===========      =============     ===========      ==============
CLASS C
Sold                             1,789,631      $  16,023,592       4,087,307      $   45,225,796
Dividends and/or
distributions reinvested                --                 --       1,436,663          14,122,397
Redeemed                        (1,844,138)       (16,408,102)     (1,963,154)        (21,768,592)
                               -----------      -------------     -----------      --------------
Net increase (decrease)            (54,507)     $    (384,510)      3,560,816      $   37,579,601
                               ===========      =============     ===========      ==============
CLASS N
Sold                             1,710,782      $  16,009,441       3,296,725      $   37,943,538
Dividends and/or
distributions reinvested                --                 --         612,804           6,293,493
Redeemed                        (1,088,774)       (10,223,216)     (1,406,240)        (15,997,985)
                               -----------      -------------     -----------      --------------
Net increase                       622,008      $   5,786,225       2,503,289      $   28,239,046
                               ===========      =============     ===========      ==============
CLASS Y
Sold                             1,144,468      $  10,936,846       4,441,596      $   49,933,453
Dividends and/or
distributions reinvested                --                 --         913,964           9,569,201
Redeemed                        (1,197,861)       (11,472,292)     (2,613,834)        (30,416,691)
                               -----------      -------------     -----------      --------------
Net increase (decrease)            (53,393)     $    (535,446)      2,741,726      $   29,085,963
                               ===========      =============     ===========      ==============

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                PURCHASES           SALES
                              --------------    --------------

Investment securities         $1,372,659,543    $1,472,723,451

                      F21 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
---------------
Up to $100 million                0.75%
Next $100 million                 0.70
Next $100 million                 0.65
Next $100 million                 0.60
Next $100 million                 0.55
Over $500 million                 0.50

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $1,991,375 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales

                      F22 | OPPENHEIMER EQUITY FUND, INC.

charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class C and Class N shares were $3,016,967 and $826,931, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A            CLASS B           CLASS C            CLASS N
                      CLASS A          CONTINGENT        CONTINGENT         CONTINGENT        CONTINGENT
                     FRONT-END          DEFERRED          DEFERRED           DEFERRED          DEFERRED
                   SALES CHARGES     SALES CHARGES      SALES CHARGES     SALES CHARGES      SALES CHARGES
SIX MONTHS          RETAINED BY       RETAINED BY        RETAINED BY       RETAINED BY        RETAINED BY
ENDED               DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR
-------------      -------------     -------------      -------------     -------------      -------------
June 30, 2008      $     220,325     $       6,148      $      69,298     $       7,561      $         857

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $35,832 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

                      F23 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. FOREIGN CURRENCY EXCHANGE CONTRACTS Continued

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of June 30, 2008, the Fund had no outstanding forward contracts.

6. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                      F24 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       15 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008